Income Tax - Schedule of Income Tax Rate (Details) - USD ($)	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Schedule of Income Tax Rate [Abstract]
Loss from ordinary activities before income tax expense	$ (139,446,204)	$ (5,450,213)
Domestic tax rate for the Company	(34,861,551)	(1,231,682)
Non-temporary tax adjustments		1,137,734
Non-deductible fair value adjustments on restructure	30,745,254
Current year deferred tax assets (non-tax losses) not recognised	4,095,259	93,949
Tax rate differential	21,038
Income tax rate